UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10347

Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	November 30, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 142.5% (99.1% of Total Investments)
	MUNICIPAL BONDS – 142.5% (99.1% of Total Investments)
	Consumer Staples – 7.7% (5.4% of Total Investments)
$ 2,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B+	$ 2,122,600
	Angeles County Securitization Corporation, Series 2006A, 5.650%, 6/01/41
475	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	BB+	458,921
	Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
16,685	5.000%, 6/01/33	6/17 at 100.00	B	13,825,023
6,625	5.750%, 6/01/47	6/17 at 100.00	B	5,590,374
6,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	5,037,937
	Bonds, Series 2007A-2, 5.300%, 6/01/37
32,550	Total Consumer Staples			27,034,855
	Education and Civic Organizations – 5.5% (3.8% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	293,915
	2005A, 5.000%, 10/01/35
2,160	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A2	2,632,046
	Series 2011, 6.125%, 10/01/36
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	208,092
1,000	5.000%, 11/01/30	11/15 at 100.00	A2	1,034,100
850	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	942,914
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
2,750	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for	11/24 at 100.00	AA	3,044,415
	Research on Aging, Series 2014, 5.000%, 11/15/44 – AGM Insured
1,300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	1,491,217
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
3,100	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa1	3,188,102
	5.000%, 9/01/34
5,640	University of California, General Revenue Bonds, Series 2013AI, 5.000%, 5/15/38	5/23 at 100.00	AA	6,421,084
17,290	Total Education and Civic Organizations			19,255,885
	Health Care – 27.9% (19.4% of Total Investments)
610	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	688,251
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
670	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	764,115
	Series 2014A, 5.000%, 10/01/38
1,320	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	1,498,292
	Series 2014B, 5.000%, 10/01/44
1,445	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	AA–	1,630,076
	San Diego, Series 2011, 5.250%, 8/15/41
1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/19 at 100.00	AA–	2,049,359
	Series 2009A, 5.750%, 7/01/39
3,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	4,255,874
	6.000%, 8/15/42
3,735	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	AA–	4,832,492
	Bonds Trust 3765, 19.260%, 5/15/39 (IF) (4)
3,850	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/15 at 100.00	A	3,869,828
	System West, Series 2005A, 5.000%, 3/01/35
1,650	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/18 at 100.00	AA	1,757,052
	System West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
1,335	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial	7/24 at 100.00	A	1,475,148
	Hospital, Refunding Series 2014B, 5.000%, 7/01/44 (WI/DD, Settling 12/04/14)
1,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	1,103,310
	Series 2012A, 5.000%, 4/01/42
1,594	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	2,047,584
	System, Trust 2554, 18.324%, 7/01/47 – AGM Insured (IF)
8,875	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	10,699,965
	2011A, 6.000%, 8/15/42
3,435	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	3,534,752
	System, Series 2007A, 5.125%, 7/15/31
4,500	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/17 at 100.00	AA	4,898,745
	Healthcare West, Insured Series 2008K, 5.500%, 7/01/41 – AGC Insured
2,330	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	B–	2,330,419
	Health System, Series 2005A, 5.250%, 7/01/35
645	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	684,900
	System, Series 2001C, 5.250%, 8/01/31
3,860	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health	7/18 at 100.00	AA–	4,361,375
	System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	7,246,008
	Option Bond Trust 3102, 19.139%, 11/15/46 (IF) (4)
2,950	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,401,527
	2008A, 8.250%, 12/01/38
4,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	4,299,120
	5.250%, 1/01/42
695	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB	730,417
	6.500%, 11/01/29
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	1,081,670
	6.750%, 11/01/39
7,650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	7,989,966
	6.000%, 11/01/41
5,790	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	5,961,210
	Center, Series 2007A, 5.000%, 7/01/38
3,400	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	4,086,494
	7.500%, 12/01/41
8,760	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/23 at 100.00	AA–	10,327,514
	2013J, 5.250%, 5/15/31
85,994	Total Health Care			97,605,463
	Housing/Multifamily – 1.5% (1.1% of Total Investments)
1,990	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	2,236,521
	Series 2010A, 6.400%, 8/15/45
2,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	2,222,768
	Series 2012A, 5.500%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
125	5.250%, 8/15/39	8/24 at 100.00	BBB	137,626
340	5.250%, 8/15/49	8/24 at 100.00	BBB	371,613
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	329,527
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
4,800	Total Housing/Multifamily			5,298,055
	Housing/Single Family – 4.1% (2.8% of Total Investments)
	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option
	Bond Trust 3206:
10,180	9.216%, 8/01/25 (Alternative Minimum Tax) (IF)	2/16 at 100.00	A–	10,236,194
3,805	9.589%, 2/01/29 (Alternative Minimum Tax) (IF)	2/17 at 100.00	A–	3,868,810
150	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A–	156,641
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
14,135	Total Housing/Single Family			14,261,645
	Industrials – 1.5% (1.0% of Total Investments)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	11/15 at 101.00	A–	5,210,650
	Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	N/R	17,957
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
10,205	Total Industrials			5,228,607
	Long-Term Care – 1.2% (0.8% of Total Investments)
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds,
	Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	No Opt. Call	A+	1,505,715
1,315	5.250%, 3/01/32	No Opt. Call	A+	1,319,300
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	A3	1,245,990
	2009, 8.000%, 11/01/29
3,815	Total Long-Term Care			4,071,005
	Tax Obligation/General – 14.3% (9.9% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
3,040	6.000%, 11/01/39	11/19 at 100.00	Aa3	3,707,280
3,500	5.500%, 11/01/39	11/19 at 100.00	Aa3	4,042,430
	California State, General Obligation Bonds, Various Purpose Series 2010:
1,960	5.500%, 3/01/40	3/20 at 100.00	Aa3	2,254,745
1,000	5.250%, 11/01/40	11/20 at 100.00	Aa3	1,148,470
	California State, General Obligation Bonds, Various Purpose Series 2011:
1,770	5.250%, 10/01/28	No Opt. Call	Aa3	2,107,999
4,000	5.000%, 9/01/31	No Opt. Call	Aa3	4,579,320
4,315	5.000%, 10/01/41	10/21 at 100.00	Aa3	4,812,520
3,230	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 2/01/29	2/22 at 100.00	Aa3	3,820,476
	California State, General Obligation Bonds, Various Purpose Series 2013:
1,260	5.000%, 2/01/29	No Opt. Call	Aa3	1,458,752
1,710	5.000%, 2/01/31	No Opt. Call	Aa3	1,971,647
2,465	5.000%, 4/01/37	4/23 at 100.00	Aa3	2,796,641
15	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	12/14 at 100.00	AA	15,042
	Insured (Alternative Minimum Tax)
1,120	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012	8/23 at 100.00	AA	1,233,691
	Series 2013B, 5.000%, 8/01/43 – AGM Insured
4,385	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	8/23 at 100.00	Aa2	4,885,416
	Bonds, Refunding Election 2012 Series 2013A, 5.000%, 8/01/43
505	San Jose-Evergreen Community College District, Santa Clara County, California, General	No Opt. Call	Aa1	522,968
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured
2,115	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/21 at 100.00	AA+	2,420,618
	Election 2010 Series 2011A, 5.000%, 9/01/42
5,530	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/37 at 100.00	AA	4,275,741
	Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2012 Election Series 2013A:
1,535	5.500%, 8/01/38	8/24 at 100.00	Aa3	1,838,715
1,750	5.500%, 8/01/40	8/24 at 100.00	Aa3	2,086,578
45,205	Total Tax Obligation/General			49,979,049
	Tax Obligation/Limited – 44.3% (30.8% of Total Investments)
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Series 2013G:
5,690	5.250%, 9/01/30	9/23 at 100.00	A1	6,714,997
7,135	5.250%, 9/01/32	9/23 at 100.00	A1	8,368,071
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Various Correctional Facilities Series 2013F:
1,685	5.250%, 9/01/31	9/23 at 100.00	A1	1,982,841
1,450	5.250%, 9/01/33	9/23 at 100.00	A1	1,694,108
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A1	1,184,890
	2009G-1, 5.750%, 10/01/30
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A1	2,627,589
	2010A-1, 5.750%, 3/01/30
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	736,443
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax	9/16 at 101.00	A	2,222,100
	Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,445	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	No Opt. Call	A–	1,455,144
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
3,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons,	No Opt. Call	N/R	3,525,830
	Series 2005, 6.300%, 9/01/31
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,000	5.000%, 6/01/45	6/15 at 100.00	A1	3,065,730
5,910	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA	6,037,952
1,310	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	1,368,727
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	338,956
760	5.125%, 9/01/36	9/16 at 100.00	N/R	779,844
680	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	711,090
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	1,063,330
	8/01/37 – RAAI Insured
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	1,330,187
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,615	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	2,911,306
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
725	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	922,570
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
240	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/15 at 101.00	N/R	246,245
	Series 2006D, 5.000%, 9/01/33
270	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	330,488
	Project, Series 2011, 6.750%, 9/01/40
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1,	No Opt. Call	AA–	11,226,519
	Refunding Series 2002, 5.100%, 4/01/30 – NPFG Insured
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
1,815	5.250%, 9/01/30	9/23 at 100.00	N/R	2,028,989
1,625	5.750%, 9/01/39	9/23 at 100.00	N/R	1,837,534
295	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	332,220
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
245	6.000%, 9/01/33	No Opt. Call	N/R	253,555
540	6.125%, 9/01/41	No Opt. Call	N/R	558,668
2,760	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/14 at 100.00	N/R	2,764,664
2,185	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,437,477
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	2/15 at 100.00	AA–	3,254,550
	Projects, Series 2001AD, 5.000%, 2/01/27 – NPFG Insured
995	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	1,023,099
	Facilities District 14 Del Sur, Series 2006, 5.125%, 9/01/26
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	1,485,500
10,025	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,396,583
3,500	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds,	9/24 at 100.00	AA	4,038,580
	Rancho Redevelopment Project, Series 2014, 5.000%, 9/01/30
865	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	993,236
	2011A, 5.750%, 9/01/30
3,375	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215	10/20 at 100.00	BBB+	3,964,916
	Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40
155	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	193,677
	Area, Series 2011B, 6.500%, 10/01/25
	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill
	Crest, Series 2012:
990	5.000%, 9/01/29	9/22 at 100.00	N/R	1,102,642
2,615	5.000%, 9/01/35	9/22 at 100.00	N/R	2,829,456
	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,
	Series 2014A:
4,600	5.000%, 4/01/36	4/24 at 100.00	AAA	5,375,100
5,000	5.000%, 4/01/44	4/24 at 100.00	AAA	5,763,000
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	No Opt. Call	AA	14,558,814
	Project, Series 2001A, 5.000%, 9/01/26 – AGM Insured
330	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	354,437
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
125	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	153,411
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB+	152,553
160	7.000%, 8/01/41	2/21 at 100.00	BBB+	195,267
1,160	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	1,247,174
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	1,606,245
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
6,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1 and 3,	8/15 at 102.00	A	6,177,480
	Series 2005A, 5.000%, 8/01/34 – AMBAC Insured
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	245,433
	7.000%, 10/01/26
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	BBB+	8,824,624
	Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
1,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	No Opt. Call	AA–	1,497,315
	9/01/34 – FGIC Insured
1,415	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	No Opt. Call	N/R	1,419,570
	District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26
1,165	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	A	1,440,557
	Bonds Series 2011A, 7.000%, 8/01/39
	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment
	Project 1, Police Facility Subordinate Series 2009:
7,500	6.250%, 11/01/39	11/19 at 100.00	AA	8,755,650
5,000	5.750%, 11/01/45	11/19 at 100.00	AA	5,687,550
370	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	455,662
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
160,970	Total Tax Obligation/Limited			155,250,145
	Transportation – 10.6% (7.4% of Total Investments)
3,705	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	4,204,619
	2013S-4, 5.250%, 4/01/48
3,425	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	No Opt. Call	BB+	4,059,961
	Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
7,560	5.750%, 1/15/46	1/24 at 100.00	BBB–	8,706,928
7,555	6.000%, 1/15/53	1/24 at 100.00	BBB–	8,814,116
	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C:
1,160	5.000%, 8/01/34	8/24 at 100.00	AA	1,357,246
1,865	5.000%, 8/01/36	8/24 at 100.00	AA	2,165,097
4,610	5.000%, 8/01/44	8/24 at 100.00	AA	5,268,769
2,350	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/29	No Opt. Call	A+	2,656,534
	(Alternative Minimum Tax)
32,230	Total Transportation			37,233,270
	U.S. Guaranteed – 3.5% (2.5% of Total Investments) (6)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (6)	1,796,504
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A (6)	2,581,000
	Series 2008J, 5.625%, 7/01/32 (Pre-refunded 7/01/15)
605	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson	10/15 at 100.00	N/R (6)	625,685
	School of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
2,330	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	N/R (6)	2,982,633
	6.000%, 12/01/40 (Pre-refunded 12/01/21)
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (6)	593,883
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
2,210	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1 (6)	2,291,218
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 (Pre-refunded 9/01/15) – NPFG Insured
1,345	San Mateo Union High School District, San Mateo County, California, Certificates of Participation,	12/17 at 100.00	N/R (6)	1,522,607
	Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
11,255	Total U.S. Guaranteed			12,393,530
	Utilities – 6.8% (4.8% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	4,412,162
	2007A, 5.000%, 11/15/35
14,505	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	16,226,018
	2012B, 5.000%, 7/01/43
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
2,000	5.000%, 9/01/26 – SYNCORA GTY Insured	9/15 at 100.00	N/R	2,025,300
1,285	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,298,878
21,605	Total Utilities			23,962,358
	Water and Sewer – 13.6% (9.4% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost
	Recovery Prepayment Program, Series 2013A:
2,000	5.000%, 10/01/27	4/23 at 100.00	AA–	2,389,260
3,000	5.000%, 10/01/29	4/23 at 100.00	AA–	3,547,830
3,000	5.000%, 10/01/34	4/23 at 100.00	AA–	3,464,910
8,840	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	9,425,473
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
3,000	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	3,314,790
	2010, 5.000%, 10/01/40
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA	1,158,143
	10/01/36 – AGM Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	932,969
	5.000%, 4/01/36 – NPFG Insured
2,355	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2012B,	No Opt. Call	AA	2,670,028
	5.000%, 7/01/37
9,470	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A,	7/24 at 100.00	AA	10,821,843
	5.000%, 7/01/44
	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding
	Series 2013A:
1,245	5.000%, 6/01/34	6/23 at 100.00	AA	1,444,437
5,355	5.000%, 6/01/35	6/23 at 100.00	AA	6,186,577
2,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization	7/17 at 100.00	AAA	2,198,220
	Series 2007A, 5.000%, 7/01/37
42,280	Total Water and Sewer			47,554,480
$ 482,334	Total Long-Term Investments (cost $455,159,330)			499,128,347

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3% (0.9% of Total Investments)
	MUNICIPAL BONDS – 1.3% (0.9% of Total Investments)
	Health Care – 1.3% (0.9% of Total Investments)
$ 3,610	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 3,663,212
	Health System, Series 2014A, 6.000%, 7/10/15 (7)
350	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	355,159
	Health System, Series 2014B, 6.000%, 7/10/15 (7)
530	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	537,812
	Health System, Series 2014C, 6.000%, 7/10/15 (7)
$ 4,490	Total Short-Term Investments (cost $4,490,000)			4,556,183
	Total Investments (cost $459,649,330) – 143.8%			503,684,530
	Floating Rate Obligations – (0.2)%			(845,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.7)% (8)			(160,000,000)
	Other Assets Less Liabilities – 2.1%			7,309,703
	Net Assets Applicable to Common Shares – 100%			$ 350,149,233

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$499,128,347	$ —	$499,128,347
Short-Term Investments:
Municipal Bonds	—	—	4,556,183	4,556,183
Total	$ —	$499,128,347	$4,556,183	$503,684,530

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	66,183
Purchases at cost	4,490,000
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$4,556,183

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of November 30, 2014, were as follows:

	Market Value	Techniques	Unobservable Inputs	Range
Short-Term Municipal Bonds	$4,556,183	Discounted Cash Flow	Municipal BBB Benchmark	1%-4%
			B - Rated Hospital Sector

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments was $458,110,307.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$50,687,640
Depreciation	(5,958,417)
Net unrealized appreciation (depreciation) of investments	$44,729,223

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.8%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2015